Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Commitments and contingencies
Commitments and contingencies
21.	Commitments and contingencies

Capital commitment

As of December 31, 2024 and 2025, the Group has contracted for capital expenditures of RMB1,199,691 and RMB258,378, respectively.

Other commitments

The Group has the following commitments:

As of December 31, 2024 and 2025, the Group has investment commitment of RMB654.0 million and RMB941.2 million, respectively.

Contingencies

The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal proceeding to which the Group is a party will have a material effect on its business, results of operations or cash flows.